Financial risk management - Summary of Maturity Analysis For Non-Derivative Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current portion of non-current borrowings	€ 512,014	€ 350,722
Carrying amount of liabilities - Lease liabilities	116,415	83,490
Carrying amount of liabilities - Trade and other payables	71,375	74,213
Carrying amount of liabilities - Derivative liabilities	20,132	7,442
Carrying amount of liabilities - Total	719,936	515,867
Borrowings	846,229	479,082
Lease liabilities	165,548	127,101
Trade and other payables	71,375	74,213
Derivative financial liabilities, undiscounted cash flows	192,436	100,214
Total	1,275,588	780,610
Less than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	12,297	27,198
Lease liabilities	9,617	6,121
Trade and other payables	71,375	74,213
Derivative financial liabilities, undiscounted cash flows	9,271	1,378
Total	102,560	108,910
6–12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	11,428	13,039
Lease liabilities	8,185	6,458
Trade and other payables	0	0
Derivative financial liabilities, undiscounted cash flows	9,775	1,410
Total	29,388	20,907
1–2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	23,354	22,529
Lease liabilities	15,096	12,841
Trade and other payables	0	0
Derivative financial liabilities, undiscounted cash flows	20,677	9,949
Total	59,127	45,319
2–5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	400,296	416,316
Lease liabilities	34,403	26,234
Trade and other payables	0	0
Derivative financial liabilities, undiscounted cash flows	59,808	28,904
Total	494,507	471,454
Amounts due after five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	398,854	0
Lease liabilities	98,247	75,447
Trade and other payables	0	0
Derivative financial liabilities, undiscounted cash flows	92,905	58,573
Total	€ 590,006	€ 134,020